CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 52,190	$ 8,815
Receivables and prepaid expenses	3,213	1,052
Inventories	58,020	0
Derivative assets	551	0
Marketable securities	363	0
Prepaid income tax	208	0
Total Current Assets	114,545	9,867
Non-current assets
Mineral properties, plant and equipment	46,841	3,024
Exploration and evaluation assets	58,278	68,402
Restricted cash	15,288	135
Deferred income taxes	1,569	0
Other non-current assets	563	960
Total Assets	237,084	82,388
Current liabilities
Trade and other payables	19,919	4,474
Current income tax liabilities	6,482	0
Current portion of debt	16,707	10,779
Current portion of lease liabilities	5,237	362
Current portion of reclamation and remediation liabilities	1,615	1,056
Other current liabilities	182	0
Total Current Liabilities	50,142	16,671
Non-current liabilities
Debt	0	42
Lease liabilities	3,475	718
Reclamation and remediation liabilities	52,912	24,436
Total Liabilities	106,529	41,867
SHAREHOLDERS' EQUITY
Share Capital	257,481	176,942
Contributed surplus	9,895	8,854
Accumulated other comprehensive income	21,775	3,820
Deficit	(158,596)	(149,095)
Total shareholders' equity	130,555	40,521
Total liabilities and shareholders' equity	$ 237,084	$ 82,388